SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

Subsequent to year end, a total of 441,872 stock options were exercised for gross proceeds of $2,341,000.

On January 17, 2022, a total of 48,074 common shares were issued pursuant to the vesting of RSU (Note 16).

On March 23, 2022, a total of 2,812,500 warrants were exercised for gross proceeds of $30,375,000 (Note 16).

On March 29, 2022, the Company entered into an agreement with QuestEx whereby Skeena agreed to acquire all of the issued and outstanding common shares of QuestEx, pursuant to a court approved plan of arrangement (the “QuestEx Transaction”) for share and cash consideration. QuestEx is an exploration company with mineral properties located in the Golden Triangle and Toodoggone area of British Columbia and its exploration projects include KSP, Kingpin, Heart Peaks, Castle, Moat, Coyote, and North ROK. As at December 31, 2021 and March 29, 2022, the Company owned approximately 14% of QuestEx’s common shares. The consideration payable will consist of $0.65 cash and 0.0367 of a Skeena common share for each QuestEx common share, representing consideration of approximately $42 million for the common shares of QuestEx that Skeena does not already own (approximately $49 million including common shares of QuestEx that Skeena owns). The value of Skeena common shares is expected to vary and will cause variation in the valuation of the share consideration issuable to QuestEx shareholders upon closing. The Company will issue Skeena replacement options and warrants upon closing to the holders of QuestEx options and warrants at an exercise price and number that reflects the exchange ratio. Closing of the QuestEx Transaction is subject to QuestEx shareholders’ approval, regulatory approval, and the fulfillment of other customary closing conditions.

Concurrent with the QuestEx Transaction, Skeena has signed an agreement with Newmont Corporation (“Newmont”) dated March 29, 2022 to vend certain QuestEx properties (including Heart Peaks, Castle, Moat, Coyote, North ROK properties, and related assets) to Newmont via an asset purchase agreement on completion of the QuestEx Transaction for total cash consideration payable to Skeena of approximately $27 million.